Other expenses (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other operating expense [Abstract]
Disclosure of other operating expense [text block]
	December 31, 2017	December 31, 2016	December 31, 2015
Advertising and marketing	683	785	829
Regulatory fees	977	1,348	1,565
Rental - office and equipment	2,394	2,681	3,019
Administrative	6,846	7,468	7,469
Professional services	3,911	4,255	4,621
Maintenance and repairs	1,673	1,866	1,635
Other	322	129	244
Total	16,806	18,532	19,382